PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum
Post-retirement benefit obligation
Long-term investment horizon	5 years
Maximum
Post-retirement benefit obligation
Long-term investment horizon	15 years
Maximum | Equity mutual fund
Post-retirement benefit obligation
Target allocation (as a percent)	60.00%
Defined Benefit Plans
Post-retirement benefit obligation
Fair value of assets	$ 300,411
Fair value of assets	297,118	$ 292,188	$ 262,778
Other liabilities	3,293
Expected contribution in the next fiscal year	12,400
Benefit payments expected to be paid
2015	23,180
2016	23,464
2017	23,484
2018	23,421
2019	23,482
2020-2024	116,982
Defined Benefit Plans | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	158,401	185,959
Defined Benefit Plans | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	142,010	106,229
Defined Benefit Plans | Short-term investments
Post-retirement benefit obligation
Fair value of assets	7,634	4,708
Defined Benefit Plans | Short-term investments | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	1,370	2,835
Defined Benefit Plans | Short-term investments | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	6,264	1,873
Defined Benefit Plans | U.S. common stocks
Post-retirement benefit obligation
Fair value of assets	29,338	38,463
Defined Benefit Plans | U.S. common stocks | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	29,338	38,463
Defined Benefit Plans | International stocks
Post-retirement benefit obligation
Fair value of assets	9,459	10,198
Defined Benefit Plans | International stocks | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	9,459	10,198
Defined Benefit Plans | U.S. small cap funds
Post-retirement benefit obligation
Fair value of assets	11,224	15,181
Defined Benefit Plans | U.S. small cap funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	11,224	15,181
Defined Benefit Plans | US mid cap funds Member
Post-retirement benefit obligation
Fair value of assets	8,890	9,215
Defined Benefit Plans | US mid cap funds Member | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	8,890	9,215
Defined Benefit Plans | U.S. large cap funds
Post-retirement benefit obligation
Fair value of assets	26,081	34,535
Defined Benefit Plans | U.S. large cap funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	10,212	11,101
Defined Benefit Plans | U.S. large cap funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	15,869	23,434
Defined Benefit Plans | Emerging markets funds
Post-retirement benefit obligation
Fair value of assets	22,662	20,225
Defined Benefit Plans | Emerging markets funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	14,838	12,855
Defined Benefit Plans | Emerging markets funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	7,824	7,370
Defined Benefit Plans | International funds
Post-retirement benefit obligation
Fair value of assets	64,748	60,416
Defined Benefit Plans | International funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	49,334	44,132
Defined Benefit Plans | International funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	15,414	16,284
Defined Benefit Plans | Equity mutual fund
Post-retirement benefit obligation
Fair value of assets	26,964	46,097
Defined Benefit Plans | Equity mutual fund | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	26,964	46,097
Defined Benefit Plans | U.S. treasury and government agency securities
Post-retirement benefit obligation
Fair value of assets	16,707	19,012
Defined Benefit Plans | U.S. treasury and government agency securities | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	7,996	11,063
Defined Benefit Plans | U.S. treasury and government agency securities | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	8,711	7,949
Defined Benefit Plans | Corporate and municipal bonds
Post-retirement benefit obligation
Fair value of assets	6,950	8,624
Defined Benefit Plans | Corporate and municipal bonds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	6,950	8,624
Defined Benefit Plans | Mortgage/asset-backed securities
Post-retirement benefit obligation
Fair value of assets	7,247	8,116
Defined Benefit Plans | Mortgage/asset-backed securities | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	7,247	8,116
Defined Benefit Plans | Common collective trust
Post-retirement benefit obligation
Fair value of assets	62,507	17,398
Defined Benefit Plans | Common collective trust | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	62,507	17,398
Post-retirement Benefit Obligations
Post-retirement benefit obligation
Fair value of assets	3,808	4,010
Fair value of assets	3,329	3,575	$ 3,410
Fair value of assets		3,576
Benefit payments payable	(438)	(434)
Other Liabilities	41
Expected contribution in the next fiscal year	3,800
Benefit payments expected to be paid
2015	3,771
2016	3,906
2017	3,248
2018	3,119
2019	3,136
2020-2024	14,189
Post-retirement Benefit Obligations | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	2,008	1,432
Post-retirement Benefit Obligations | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	1,800	2,578
Post-retirement Benefit Obligations | Short-term investments
Post-retirement benefit obligation
Fair value of assets	97	89
Post-retirement Benefit Obligations | Short-term investments | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	17	89
Post-retirement Benefit Obligations | Short-term investments | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	80
Post-retirement Benefit Obligations | U.S. common stocks
Post-retirement benefit obligation
Fair value of assets	372	592
Post-retirement Benefit Obligations | U.S. common stocks | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	372	592
Post-retirement Benefit Obligations | International stocks
Post-retirement benefit obligation
Fair value of assets	120
Post-retirement Benefit Obligations | International stocks | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	120
Post-retirement Benefit Obligations | U.S. small cap funds
Post-retirement benefit obligation
Fair value of assets	142	215
Post-retirement Benefit Obligations | U.S. small cap funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	142	215
Post-retirement Benefit Obligations | US mid cap funds Member
Post-retirement benefit obligation
Fair value of assets	113
Post-retirement Benefit Obligations | US mid cap funds Member | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	113
Post-retirement Benefit Obligations | U.S. large cap funds
Post-retirement benefit obligation
Fair value of assets	330	638
Post-retirement Benefit Obligations | U.S. large cap funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	129
Post-retirement Benefit Obligations | U.S. large cap funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	201	638
Post-retirement Benefit Obligations | Emerging markets funds
Post-retirement benefit obligation
Fair value of assets	287	263
Post-retirement Benefit Obligations | Emerging markets funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	188
Post-retirement Benefit Obligations | Emerging markets funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	99	263
Post-retirement Benefit Obligations | International funds
Post-retirement benefit obligation
Fair value of assets	821	938
Post-retirement Benefit Obligations | International funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	625	357
Post-retirement Benefit Obligations | International funds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	196	581
Post-retirement Benefit Obligations | U.S. treasury and government agency securities
Post-retirement benefit obligation
Fair value of assets	212	678
Post-retirement Benefit Obligations | U.S. treasury and government agency securities | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	102	394
Post-retirement Benefit Obligations | U.S. treasury and government agency securities | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	110	284
Post-retirement Benefit Obligations | Corporate and municipal bonds
Post-retirement benefit obligation
Fair value of assets	88	308
Post-retirement Benefit Obligations | Corporate and municipal bonds | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	88	308
Post-retirement Benefit Obligations | Mortgage/asset-backed securities
Post-retirement benefit obligation
Fair value of assets	92	289
Post-retirement Benefit Obligations | Mortgage/asset-backed securities | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	92	$ 289
Post-retirement Benefit Obligations | Common collective trust
Post-retirement benefit obligation
Fair value of assets	792
Post-retirement Benefit Obligations | Common collective trust | Significant Other Observable Inputs (Level 2)
Post-retirement benefit obligation
Fair value of assets	792
Post-retirement Benefit Obligations | Fixed Income mutual funds
Post-retirement benefit obligation
Fair value of assets	342
Post-retirement Benefit Obligations | Fixed Income mutual funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Post-retirement benefit obligation
Fair value of assets	$ 342